Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000014445 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014445 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014445 | B
Holdings [Line Items]
Percent of Total Investments	56.60%
C000014445 | BB
Holdings [Line Items]
Percent of Total Investments	25.90%
C000014445 | BBB
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014445 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014445 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014445 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014445 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014445 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014445 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000014446 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014446 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014446 | B
Holdings [Line Items]
Percent of Total Investments	56.60%
C000014446 | BB
Holdings [Line Items]
Percent of Total Investments	25.90%
C000014446 | BBB
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014446 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014446 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014446 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014446 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014446 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014446 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000014448 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014448 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014448 | B
Holdings [Line Items]
Percent of Total Investments	56.60%
C000014448 | BB
Holdings [Line Items]
Percent of Total Investments	25.90%
C000014448 | BBB
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014448 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014448 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014448 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014448 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014448 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014448 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000014449 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014449 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014449 | B
Holdings [Line Items]
Percent of Total Investments	56.60%
C000014449 | BB
Holdings [Line Items]
Percent of Total Investments	25.90%
C000014449 | BBB
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014449 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014449 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014449 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014449 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014449 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014449 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000171616 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171616 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.30%
C000171616 | B
Holdings [Line Items]
Percent of Total Investments	56.60%
C000171616 | BB
Holdings [Line Items]
Percent of Total Investments	25.90%
C000171616 | BBB
Holdings [Line Items]
Percent of Total Investments	5.70%
C000171616 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171616 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171616 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171616 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171616 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000171616 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000014440 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014440 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014440 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000014440 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014440 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014440 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014440 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014440 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014440 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014440 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%
C000014441 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014441 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014441 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000014441 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014441 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014441 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014441 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014441 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014441 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%
C000014443 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014443 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014443 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000014443 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014443 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014443 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014443 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%
C000014444 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014444 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014444 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000014444 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014444 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014444 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014444 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%
C000177290 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177290 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177290 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000177290 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000177290 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177290 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177290 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177290 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177290 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000177290 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%
C000049802 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000049802 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
C000049802 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000049802 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000049802 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000049802 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000049802 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049802 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049802 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049802 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
C000049802 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
C000049802 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
C000049802 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
C000049802 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
C000049802 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
C000049802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
C000049802 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000049802 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
C000049802 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000049802 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000081636 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000081636 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
C000081636 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000081636 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000081636 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000081636 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000081636 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000081636 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000081636 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000081636 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
C000081636 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
C000081636 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
C000081636 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
C000081636 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
C000081636 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
C000081636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
C000081636 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081636 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081636 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081636 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000049803 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000049803 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
C000049803 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000049803 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000049803 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000049803 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000049803 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049803 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049803 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049803 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
C000049803 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
C000049803 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
C000049803 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
C000049803 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
C000049803 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
C000049803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
C000049803 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000049803 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
C000049803 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000049803 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000089783 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000089783 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
C000089783 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000089783 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000089783 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000089783 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000089783 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000089783 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000089783 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000089783 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
C000089783 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
C000089783 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
C000089783 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
C000089783 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
C000089783 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
C000089783 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089783 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089783 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089783 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089783 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000191155 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000191155 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.10%)
C000191155 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000191155 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000191155 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000191155 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000191155 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000191155 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000191155 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000191155 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	31.80%
C000191155 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.90%)
C000191155 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(4.10%)
C000191155 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(5.40%)
C000191155 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(5.70%)
C000191155 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	38.30%
C000191155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.60%
C000191155 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000191155 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.60%
C000191155 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000191155 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000014451 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014451 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014451 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000014451 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014451 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014451 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	37.00%
C000014453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014453 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014453 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000014453 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014453 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014453 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	37.00%
C000077399 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077399 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077399 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000077399 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077399 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077399 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	37.00%
C000014450 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014450 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014450 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000014450 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014450 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014450 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	37.00%
C000014454 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014454 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014454 | B
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000014454 | BB
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000014454 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014454 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014454 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.90%
C000014454 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.40%
C000014456 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014456 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014456 | B
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000014456 | BB
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000014456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014456 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014456 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.90%
C000014456 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081635 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081635 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081635 | B
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000081635 | BB
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000081635 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081635 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081635 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081635 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.90%
C000081635 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243418 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243418 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000243418 | B
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000243418 | BB
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000243418 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243418 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.90%
C000243418 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227652 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000227652 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	46.90%
C000227652 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227652 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000227652 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.90%
C000014457 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014457 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	46.90%
C000014457 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014457 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014457 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.90%
C000014459 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014459 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	46.90%
C000014459 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014459 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014459 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.90%
C000078260 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000078260 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	46.90%
C000078260 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.30%
C000078260 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000078260 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.90%
C000014479 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000014479 | FR_TSR_AT_FP7A15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014479 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014479 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014479 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014479 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014479 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014479 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014479 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014479 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014479 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014479 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014479 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014479 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014479 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000014479 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000014479 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014479 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014479 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014479 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014479 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.00%
C000014479 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.30%
C000014481 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000014481 | FR_TSR_AT_FP7A15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014481 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000014481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000014481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014481 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.00%
C000014481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.30%
C000077400 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000077400 | FR_TSR_AT_FP7A15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077400 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077400 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077400 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077400 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077400 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077400 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077400 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077400 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077400 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077400 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077400 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077400 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000077400 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000077400 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000077400 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077400 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077400 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077400 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.30%
C000077400 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.00%
C000077400 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.30%
C000080481 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000080481 | FR_TSR_AT_FP7A15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080481 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000080481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000080481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.40%
C000080481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.80%
C000080481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000080481 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.30%
C000080481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.00%
C000080481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.30%
C000014463 | FR_TSR_ST_FU2R13
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014463 | FR_TSR_ST_FU2R14
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014463 | FR_TSR_ST_FU2R10
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014463 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000014463 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014463 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014463 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.20%
C000014463 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	38.70%
C000014465 | FR_TSR_ST_FU2R13
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014465 | FR_TSR_ST_FU2R14
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014465 | FR_TSR_ST_FU2R10
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014465 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000014465 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014465 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014465 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.20%
C000014465 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	38.70%
C000162692 | FR_TSR_ST_FU2R13
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162692 | FR_TSR_ST_FU2R14
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162692 | FR_TSR_ST_FU2R10
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162692 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	5.90%
C000162692 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	9.20%
C000162692 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	16.00%
C000162692 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.20%
C000162692 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	38.70%
C000014437 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014437 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014437 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014437 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014437 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014437 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014437 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014437 | FR_863667101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014437 | FR_45687V106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014437 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014437 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014437 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014437 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014437 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014437 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014437 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014437 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014437 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014437 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014437 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000014437 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000014437 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000014439 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014439 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014439 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014439 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014439 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014439 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014439 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014439 | FR_863667101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014439 | FR_45687V106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014439 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014439 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014439 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014439 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014439 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014439 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014439 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014439 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014439 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014439 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014439 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000014439 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000014439 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000058335 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.60%
C000058335 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000058335 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000058335 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000058335 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000058335 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000058335 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000058335 | FR_863667101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058335 | FR_45687V106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058335 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058335 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058335 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058335 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058335 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058335 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058335 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058335 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000058335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058335 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000058335 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000058335 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000148037 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148037 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000148037 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000148037 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.90%
C000148037 | FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148037 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148037 | FR_BZ1MXR908
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148037 | FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148037 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148037 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148037 | Chile
Holdings [Line Items]
Percent of Total Investments	3.90%
C000148037 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000148037 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148037 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.80%
C000148037 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.20%
C000148037 | Poland
Holdings [Line Items]
Percent of Total Investments	8.60%
C000148037 | Vietnam
Holdings [Line Items]
Percent of Total Investments	8.60%
C000148037 | India
Holdings [Line Items]
Percent of Total Investments	9.90%
C000148037 | United States
Holdings [Line Items]
Percent of Total Investments	11.80%
C000148037 | Greece
Holdings [Line Items]
Percent of Total Investments	14.10%
C000148039 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148039 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000148039 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000148039 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.90%
C000148039 | FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148039 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148039 | FR_BZ1MXR908
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148039 | FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148039 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148039 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148039 | Chile
Holdings [Line Items]
Percent of Total Investments	3.90%
C000148039 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000148039 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148039 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.80%
C000148039 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.20%
C000148039 | Poland
Holdings [Line Items]
Percent of Total Investments	8.60%
C000148039 | Vietnam
Holdings [Line Items]
Percent of Total Investments	8.60%
C000148039 | India
Holdings [Line Items]
Percent of Total Investments	9.90%
C000148039 | United States
Holdings [Line Items]
Percent of Total Investments	11.80%
C000148039 | Greece
Holdings [Line Items]
Percent of Total Investments	14.10%
C000049805 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
C000049805 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.30%)
C000049805 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000049805 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	13.40%
C000049805 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	121.80%
C000049805 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.30%)
C000049805 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000049805 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000049805 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.10%
C000049805 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	7.10%
C000049805 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000049805 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000049805 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000049805 | CurrencyExposure_Long_Czech Republic
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000049805 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	27.30%
C000049805 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.20%
C000049805 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.10%
C000049805 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092670 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
C000092670 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.30%)
C000092670 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000092670 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	13.40%
C000092670 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	121.80%
C000092670 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.30%)
C000092670 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000092670 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000092670 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.10%
C000092670 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	7.10%
C000092670 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000092670 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000092670 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000092670 | CurrencyExposure_Long_Czech Republic
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000092670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	27.30%
C000092670 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092670 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.10%
C000092670 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.30%
C000084543 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
C000084543 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.30%)
C000084543 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000084543 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	13.40%
C000084543 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	121.80%
C000084543 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.30%)
C000084543 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000084543 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000084543 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.10%
C000084543 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	7.10%
C000084543 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000084543 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000084543 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000084543 | CurrencyExposure_Long_Czech Republic
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000084543 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	27.30%
C000084543 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.20%
C000084543 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.10%
C000084543 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.30%
C000053808 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053808 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053808 | B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000053808 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000053808 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053808 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000053808 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000053808 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000053808 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%
C000053809 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053809 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053809 | B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000053809 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000053809 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053809 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000053809 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000053809 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000053809 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%
C000053811 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053811 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053811 | B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000053811 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000053811 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053811 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000053811 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000053811 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000053811 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%
C000053812 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053812 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053812 | B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000053812 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000053812 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053812 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000053812 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000053812 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000053812 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%
C000213855 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213855 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213855 | B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000213855 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000213855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213855 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000213855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213855 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213855 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000213855 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%
C000014460 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014460 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014460 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014460 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014460 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014460 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014460 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014460 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014460 | FR_552902900
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014460 | United States
Holdings [Line Items]
Percent of Total Investments	52.30%
C000014460 | Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014460 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014460 | Norway
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014460 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014460 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014460 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014460 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014460 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000014462 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014462 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014462 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014462 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014462 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014462 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014462 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014462 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014462 | FR_552902900
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014462 | United States
Holdings [Line Items]
Percent of Total Investments	52.30%
C000014462 | Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014462 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014462 | Norway
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014462 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014462 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014462 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014462 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014462 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000054103 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000054103 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000054103 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000054103 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000054103 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000054103 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.90%
C000054103 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054103 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054103 | FR_552902900
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054103 | United States
Holdings [Line Items]
Percent of Total Investments	52.30%
C000054103 | Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
C000054103 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000054103 | Norway
Holdings [Line Items]
Percent of Total Investments	2.40%
C000054103 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000054103 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000054103 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.60%
C000054103 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000054103 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000023227 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023227 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023227 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023227 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023227 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023227 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023227 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023227 | FR_547311902
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023227 | FR_BMD8KX906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023227 | FR_ACI00MQT5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023227 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023227 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.60%
C000023227 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.60%
C000023227 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023228 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023228 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023228 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023228 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023228 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023228 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023228 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023228 | FR_547311902
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023228 | FR_BMD8KX906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023228 | FR_ACI00MQT5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023228 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.60%
C000023228 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.60%
C000023228 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023230 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023230 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023230 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023230 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023230 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023230 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023230 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023230 | FR_547311902
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023230 | FR_BMD8KX906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023230 | FR_ACI00MQT5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023230 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.60%
C000023230 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.60%
C000023230 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023229 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023229 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023229 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023229 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023229 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023229 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023229 | FR_101137107
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023229 | FR_547311902
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023229 | FR_BMD8KX906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023229 | FR_ACI00MQT5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023229 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.60%
C000023229 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.60%
C000023229 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000091467 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
C000091467 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
C000091467 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
C000091467 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000091467 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000091467 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000091467 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000091467 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091467 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
C000091467 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
C000091467 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
C000091467 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
C000091467 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000091467 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091467 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
C000091467 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
C000091467 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091467 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091467 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%
C000091467 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091468 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
C000091468 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
C000091468 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
C000091468 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000091468 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000091468 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000091468 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000091468 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091468 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
C000091468 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
C000091468 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
C000091468 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
C000091468 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000091468 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091468 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
C000091468 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
C000091468 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091468 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091468 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%
C000091468 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091469 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
C000091469 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
C000091469 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
C000091469 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000091469 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000091469 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000091469 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000091469 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091469 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
C000091469 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
C000091469 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
C000091469 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
C000091469 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000091469 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091469 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
C000091469 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
C000091469 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091469 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091469 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%
C000091469 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096923 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
C000096923 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
C000096923 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
C000096923 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000096923 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000096923 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000096923 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000096923 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000096923 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
C000096923 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
C000096923 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
C000096923 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
C000096923 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000096923 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000096923 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
C000096923 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
C000096923 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096923 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000096923 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%
C000096923 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191156 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
C000191156 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
C000191156 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
C000191156 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000191156 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000191156 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000191156 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000191156 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000191156 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
C000191156 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
C000191156 | CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
C000191156 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
C000191156 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000191156 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000191156 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
C000191156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
C000191156 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
C000191156 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000191156 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%
C000191156 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000049804 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	22.10%
C000049804 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(14.50%)
C000049804 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000049804 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
C000049804 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000049804 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	6.10%
C000049804 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
C000049804 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	88.80%
C000049804 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000049804 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000049804 | CurrencyExposure_Long_Euro
Holdings [Line Items]
Percent of Net Long Exposure	13.70%
C000049804 | CurrencyExposure_Long_Japan
Holdings [Line Items]
Percent of Net Long Exposure	12.50%
C000049804 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000049804 | CurrencyExposure_Short_Malaysia
Holdings [Line Items]
Percent of Net Short Exposure	(4.50%)
C000049804 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	30.30%
C000049804 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.40%
C000049804 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	52.40%
C000049804 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000100401 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	22.10%
C000100401 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(14.50%)
C000100401 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000100401 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
C000100401 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000100401 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	6.10%
C000100401 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
C000100401 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	88.80%
C000100401 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000100401 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000100401 | CurrencyExposure_Long_Euro
Holdings [Line Items]
Percent of Net Long Exposure	13.70%
C000100401 | CurrencyExposure_Long_Japan
Holdings [Line Items]
Percent of Net Long Exposure	12.50%
C000100401 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000100401 | CurrencyExposure_Short_Malaysia
Holdings [Line Items]
Percent of Net Short Exposure	(4.50%)
C000100401 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	30.30%
C000100401 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100401 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	52.40%
C000100401 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000100402 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	22.10%
C000100402 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(14.50%)
C000100402 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000100402 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
C000100402 | CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000100402 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	6.10%
C000100402 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
C000100402 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	88.80%
C000100402 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
C000100402 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000100402 | CurrencyExposure_Long_Euro
Holdings [Line Items]
Percent of Net Long Exposure	13.70%
C000100402 | CurrencyExposure_Long_Japan
Holdings [Line Items]
Percent of Net Long Exposure	12.50%
C000100402 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000100402 | CurrencyExposure_Short_Malaysia
Holdings [Line Items]
Percent of Net Short Exposure	(4.50%)
C000100402 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	30.30%
C000100402 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.40%
C000100402 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	52.40%
C000100402 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000104668 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104668 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104668 | B
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000104668 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000104668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104668 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104668 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104668 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000104668 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.20%
C000104668 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.10%
C000104668 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000104668 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000104757 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104757 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104757 | B
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000104757 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000104757 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104757 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104757 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104757 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104757 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104757 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104757 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000104757 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.20%
C000104757 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.10%
C000104757 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000104757 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000104670 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104670 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104670 | B
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000104670 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000104670 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104670 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104670 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104670 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104670 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000104670 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.20%
C000104670 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.10%
C000104670 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000104670 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215014 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215014 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000215014 | B
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000215014 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000215014 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215014 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215014 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215014 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215014 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215014 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000215014 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215014 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.20%
C000215014 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.10%
C000215014 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000215014 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132340 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132340 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000132340 | B
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000132340 | BB
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000132340 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132340 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132340 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	88.20%
C000132340 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132340 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132342 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132342 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000132342 | B
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000132342 | BB
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000132342 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132342 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132342 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	88.20%
C000132342 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.30%
C000132342 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014425 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014425 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014425 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014425 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000014425 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014425 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014425 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014425 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014425 | FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014425 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014425 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014425 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014425 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014425 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000014425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000014425 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014425 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014425 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014427 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014427 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014427 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014427 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000014427 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014427 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014427 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014427 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014427 | FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014427 | FR_380237107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014427 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014427 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000014427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000014427 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014431 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014431 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014431 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014431 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014431 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014431 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014431 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014431 | FR_749607107
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014431 | FR_840441109
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014431 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014431 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014431 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014431 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014431 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014431 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014431 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014431 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014431 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014431 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000014431 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000014433 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014433 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014433 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014433 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014433 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014433 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014433 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014433 | FR_749607107
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014433 | FR_840441109
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014433 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014433 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014433 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014433 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014433 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014433 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014433 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014433 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000014433 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014433 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000014433 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000081633 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081633 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081633 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081633 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081633 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081633 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081633 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081633 | FR_749607107
Holdings [Line Items]
Percent of Total Investments	2.10%
C000081633 | FR_840441109
Holdings [Line Items]
Percent of Total Investments	2.10%
C000081633 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081633 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081633 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081633 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081633 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081633 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000081633 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081633 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000081633 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000081633 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000081633 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.10%